GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Details 2)	12 Months Ended														12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2014 Trade Names Member EUR (€)	Dec. 31, 2013 Trade Names Member EUR (€)	Dec. 31, 2014 Mutual Funds Contracts EUR (€)	Dec. 31, 2013 Mutual Funds Contracts EUR (€)	Dec. 31, 2014 Core Deposits EUR (€)	Dec. 31, 2013 Core Deposits EUR (€)	Dec. 31, 2014 Customer Relationships EUR (€)	Dec. 31, 2013 Customer Relationships EUR (€)	Dec. 31, 2014 Computer Software Intangible Asset EUR (€)	Dec. 31, 2013 Computer Software Intangible Asset EUR (€)	Dec. 31, 2014 Maximum Core Deposits	Dec. 31, 2013 Maximum Core Deposits	Dec. 31, 2014 Maximum Customer Relationships	Dec. 31, 2013 Maximum Customer Relationships	Dec. 31, 2014 Maximum Computer Software Intangible Asset	Dec. 31, 2013 Maximum Computer Software Intangible Asset	Dec. 31, 2014 Minimum	Dec. 31, 2013 Minimum Core Deposits	Dec. 31, 2014 Minimum Customer Relationships	Dec. 31, 2013 Minimum Customer Relationships
Amortization Of Intangible Assets [Abstract]
Amortization of intangible assets	$ 94,000,000	€ 84,000,000	€ 100,000,000	€ 110,000,000
Change In International [Abstract]
additions and disposals in other private equity business		22,000,000	(32,000,000)
foreign exchange differences-international		6,000,000	(1,000,000)
foreign exchange differences-Turkish		87,000,000	(487,000,000)
Goodwill impairment of private equity business of Group		58,000,000	9,000,000
Finite Lived Intangible Assets Future Amortization Expense Abstract
Future Amortization Expense Year One		72,000,000
Future Amortization Expense Year Two		57,000,000
Future Amortization Expense Year Three		36,000,000
Future Amortization Expense Year Four		20,000,000
Future Amortization Expense Year Five		10,000,000
Goodwill Software And Other Intagibles Turkish Banking [Abstract]
Turkish Pretax Discount Rate	16.60%	16.60%	18.60%
Turkish Banking Operations Terminal growth rate	6.20%	6.20%	5.50%
Turkish Decrease In Terminal Growth Rate	1.00%	1.00%
Turkish Increase Of Discount Rate Leads To Decrease Fair Value		200,000,000	200,000,000
Turkish Decrease In Terminal Growth Rate Discount Rate Leads To Decrease Fair Value		200,000,000	400,000,000
Turkish Decrease In Forecast Amounts Available For Dividents Rate	5.00%	5.00%
Turkish Decrease In Forecast Amounts Available For Dividents Rate Leads To Decrease Fair Value			200,000,000
Turkish Increase Of Discount Rate	1.00%	1.00%
Goodwill Software And Other Intagibles Textual Details [Line Items]
Net book value									4,000,000	5,000,000	5,000,000	6,000,000	1,000,000	4,000,000
Useful lives															11 years	11 years	11 years	11 years	20 years	20 years	6 years	6 years	6 years	6 years
Acquired Indefinite Lived Intangible Assets [Line Items]
Net book value					€ 110,000,000	€ 106,000,000	€ 2,000,000	€ 2,000,000